Government Grants (Details) - Schedule of Research and Development - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Research and Development [Abstract]
Rapid detection of antibody-based pathogens		$ 19,072
Multi-marker test for the early detection of pancreatic cancer	28,117	50,037
Total research and development projects	$ 28,117	$ 69,109